Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Number of shares represented by each ADS	2	2
Before Retrospectively Adjusted [member]
Earnings per share [line items]
Number of shares represented by each ADS		5	5